S000047389 [Member] Expense Example - TCW Global Real Estate Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,911